Expense Example - Core Bond Fund - Core Bond Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 664